PROPERTY & EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

  Schedule of Property and Equipment

	June 30, 2023	December 31, 2022
Pyrolysis unit	$185,700	$185,700
Equipment	55,676	55,676
Clean-Seas Morocco	1,128,348	—
Less: accumulated depreciation	—	—
Property and equipment, net	$1,369,724	$241,376

 Schedule of Property and Equipment

	December 31, 2022	December 31, 2021
Pyrolysis unit	$185,700	$150,505
Equipment	55,676	—
Less: accumulated depreciation	—	—
Property and equipment, net	$241,376	$150,505